Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations of Risk [Abstract]
Schedule of Major Customers

During the years ended December 31, 2024 and 2023, the major customers of the Company are as below. Iluminar is a related party of the Company since April 11, 2023, as disclosed in Note 12— Related party transactions.

	For the year ended December 31, 2024	As of December 31, 2024
	Percentage of Revenue	Percentage of Account Receivable
Customer A	12%	31%
Customer C	12%	<10%
Iluminar	17%	35%

	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Revenue	Percentage of Account Receivable
Customer C	13%	13%
Customer G	<10%	31%
Customer H	<10%	12%
Customer I	<10%	10%
Iluminar	<10%	18%

Schedule of Major Vendors

During the years ended December 31, 2024 and 2023, the major vendors of the Company are as below. Both Megaphoton, Ilumionar and Uninet Global Inc. are related parties of the Company (Megaphoton is no longer a related party of the Company after April 2023), as disclosed in Note 12— Related party transactions, and all purchases from Uninet Global Inc. are products originally manufactured by Megaphoton Inc.

	For the year ended December 31, 2024	As of December 31, 2024
	Percentage of Purchase	Percentage of Account Payable
Vendor A	53%	20%
Vendor C	22%	13%
Iluminar	<10%	<10%
Megaphoton Inc.	<10%	49%

	For the year ended December 31, 2023	As of December 31, 2023
	Percentage of Purchase	Percentage of Account Payable
Vendor A	52%	<10%
Vendor B	25%	<10%
Megaphoton Inc.	<10%	57%
Uninet Global Inc.	<10%	20%